INCOME TAXES - Summary of (Loss) Income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Income Taxes [Line Items]
Total (loss) income before income tax	$ (59,777)	$ 530,422	$ 580,454
Macau Complementary Tax [Member]
Schedule Of Income Taxes [Line Items]
Total (loss) income before income tax	277,764	775,790	865,911
Hong Kong Profits Tax [Member]
Schedule Of Income Taxes [Line Items]
Total (loss) income before income tax	(54,778)	(10,062)	(21,241)
Income Tax in Other Jurisdictions [Member]
Schedule Of Income Taxes [Line Items]
Total (loss) income before income tax	$ (282,763)	$ (235,306)	$ (264,216)